Property and Equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

NOTE 11: PROPERTY AND EQUIPMENT

The following table presents activity of the Company’s property and equipment during the years ended December 31, 2023 and 2022:

	Computers and software	Office equipment & furniture	Leasehold improvements	Communication & equipment	Total

Property and equipment, at cost:
Balance at January 1, 2022	$125	$59	$6	$14	$204
Additions	42	41	99	153	335
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	-	(14)	(14)

Balance at December 31, 2022	167	100	105	153	525
Additions	41	5	-	2	48
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	-	(1)	(1)
Balance at December 31, 2023	$208	$105	$105	$154	$572

Accumulated depreciation:
Balance at January 1, 2022	33	10	1	-	44
Depreciation expense	51	9	9	19	88
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	-	(2)	(2)

Balance at December 31, 2022	84	19	10	17	130
Depreciation expense	60	7	11	23	101
Balance at December 31, 2023	144	26	21	40	231

Net assets at December 31, 2023	$64	$79	$84	$114	$341
Net assets at December 31, 2022	$83	$81	$95	$136	$395